Acquisitions and Other Agreements - Net Assets Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Cash and cash equivalents	$ 37.0
Accounts receivable, net	94.2
Inventories, net	122.9
Prepaid expenses and other current assets	59.6
Impairment on the assets held for sale	(42.7)
Total assets held for sale	271.0
Accounts payable and accrued expenses	246.6
Total liabilities held for sale	246.6
Net assets held for sale	$ 24.4